Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Entity Registrant Name	dei_EntityRegistrantName	JAMES ALPHA FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001829774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	james
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2023
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Easterly Snow Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: EASTERLY SNOW SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Easterly Snow Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in series of the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 26 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in series of the Easterly Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be: If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, under normal market conditions the Small Cap Value Fund will invest at least 80% of its net assets, at cost, in equity securities of companies with market capitalizations in the range of the Russell 2000 Value® Index (“small-cap companies”). As of February 28, 2023, the market capitalization range of companies in the Russell 2000 Value® Index was between $11.4 million and $6.67 billion. The Fund’s investments in equity securities may include common and preferred stocks, convertible securities, and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of small-cap companies.

In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign securities, including investments in emerging markets.

Easterly Investment Partners LLC (“Easterly” or the “Adviser”), the Fund’s investment adviser, selects equity securities for the Fund using a bottom-up approach that seeks to identify small-cap companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion that leads to higher stock price valuations. The Fund’s portfolio typically consists of 40 to 60 equity securities that are weighted according to the Adviser’s projected return expectations. The Adviser’s disciplined investment process seeks to yield a portfolio that is amply diversified across a wide spectrum of economic classifications and sectors. In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company’s financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment.

An important component of the Adviser’s investment process is an intense focus on a company’s balance sheet and cash flow statement. The Adviser’s analysis of balance sheets and cash flow statements is centered on determining whether a company can sustain itself through the problems that have caused its equity valuation to fall and subsequently brought the company’s stock to the Adviser’s attention. The Adviser generally attempts to purchase equities for the Fund’s portfolio after an event in which the company’s equity valuation has fallen and business conditions are unfavorable, if not at or near a cyclical bottom. This is done in conjunction with extensive research to confirm the Adviser’s opinion that a company can survive the near-term problems. While the Adviser’s analysis does not eliminate the occurrence of short-term equity valuation volatility, the Adviser believes that this process provides for a reasonable level of capital protection.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk [Text Block]	rr_RiskTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Investment and Market Risk. An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Equity Securities Risk. The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Small Capitalization Company Risk. Investing in small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small capitalization companies than for larger, more established companies. Some small capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Investment Focus Risk. To the extent the Fund invests a greater amount in any one sector or industry, such as the banking industry, the Fund’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Risk of Investing in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees as a result of the Fund’s investments in other investment companies, such as mutual funds, ETFs, and closed-end funds. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value (“NAV”) of the shares and the listing exchange may halt trading of the ETF’s shares. If all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Emerging Market Securities Risk. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding regulatory, disclosure, accounting, auditing, financial reporting and record keeping standards and therefore, material information related to an investment may not be available or reliable. Securities law and the taxation systems in emerging market countries may change quickly and unpredictably. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of the Russell 2000® Value Total Return Index. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to November 5, 2021 are those of the Class A, Class C, and Institutional Class shares of the Predecessor Fund. Class A, Class C, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Class C, and Class I shares of the Fund, respectively, after the close of business on November 5, 2021. Class A, Class C, and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. Performance for Class A Shares has been restated to reflect the Fund’s applicable sales charge.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://www.EasterlyFunds.com/funds/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of the Russell 2000® Value Total Return Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 999-2636
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.EasterlyFunds.com/funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q4 2020	43.01%
Worst Quarter:	Q1 2020	-39.67%
		Class I performance year-to-date ended March 31, 2023: -0.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I performance year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.67%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant period. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Easterly Snow Small Cap Value Fund | Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(15.28%)	[1]
Easterly Snow Small Cap Value Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
Easterly Snow Small Cap Value Fund | Investment And Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment and Market Risk. An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

2

Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Easterly Snow Small Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Easterly Snow Small Cap Value Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Company Risk. Investing in small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small capitalization companies than for larger, more established companies. Some small capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Easterly Snow Small Cap Value Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Easterly Snow Small Cap Value Fund | Investment Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Focus Risk. To the extent the Fund invests a greater amount in any one sector or industry, such as the banking industry, the Fund’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Easterly Snow Small Cap Value Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Easterly Snow Small Cap Value Fund | Risk Of Investing In Other Investment Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees as a result of the Fund’s investments in other investment companies, such as mutual funds, ETFs, and closed-end funds. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value (“NAV”) of the shares and the listing exchange may halt trading of the ETF’s shares. If all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Easterly Snow Small Cap Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Easterly Snow Small Cap Value Fund | Emerging Market Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Securities Risk. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding regulatory, disclosure, accounting, auditing, financial reporting and record keeping standards and therefore, material information related to an investment may not be available or reliable. Securities law and the taxation systems in emerging market countries may change quickly and unpredictably. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Easterly Snow Small Cap Value Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Easterly Snow Small Cap Value Fund | Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Easterly Snow Small Cap Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNWAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,133
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	719
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,209
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,725
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,133
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.64%)
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNWCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,438
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	898
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,591
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,438
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.95%)
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,460
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,460
Annual Return 2013	rr_AnnualReturn2013	41.69%
Annual Return 2014	rr_AnnualReturn2014	2.85%
Annual Return 2015	rr_AnnualReturn2015	(17.00%)
Annual Return 2016	rr_AnnualReturn2016	21.04%
Annual Return 2017	rr_AnnualReturn2017	6.58%
Annual Return 2018	rr_AnnualReturn2018	(19.56%)
Annual Return 2019	rr_AnnualReturn2019	18.38%
Annual Return 2020	rr_AnnualReturn2020	22.10%
Annual Return 2021	rr_AnnualReturn2021	26.32%
Annual Return 2022	rr_AnnualReturn2022	(8.13%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.13%)
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.14%)
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNWRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,070
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,440
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,070
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,440
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.13%)
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	(8.32%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2021
Easterly Snow Long/Short Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Easterly Snow Long/Short Opportunity Fund (the “Long/Short Opportunity Fund” or the “Fund”) is long-term capital appreciation and protection of investment principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in series of the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 26 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in series of the Easterly Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be: If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Long/Short Opportunity Fund will invest primarily in equity securities that Easterly Investment Partners LLC (“Easterly” or the “Adviser”), the Fund’s investment adviser, believes are undervalued, selling short equity securities the Adviser believes are overvalued and selling short equity securities to hedge market risk. The Fund may also invest in options, futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying equity security or to attempt to “hedge” or limit the exposure of the Fund’s position in an equity security. Long and short investments can include common and preferred stocks, convertible securities, shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities. With a long position, the Fund purchases a security outright, while with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. The Fund may invest in securities of companies of any size and is not managed toward sector or industry weights. In addition to domestic securities, the Fund may have up to 25% of its net assets invested directly or indirectly in foreign securities.

In addition to equity securities, the Fund may invest up to 50% of its net assets in debt securities of varying maturities and durations, including securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.” However, the Fund will not purchase debt securities rated as in default by an NRSRO. The Fund invests in debt securities when it anticipates that such securities will increase in value. The Fund’s mix of long positions, including debt securities, and short positions will change over time based on the Adviser’s assessment of market conditions. In addition to direct investments in debt securities, the Fund may invest in other investment companies and ETFs that invest in debt securities.

The Adviser selects investments for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion that leads to higher stock price valuations. The Adviser generally attempts to purchase equity securities for the Fund’s portfolio after an event in which the company’s equity valuation has fallen and business conditions are unfavorable, if not at or near a cyclical bottom. This is done in conjunction with extensive research to confirm the Adviser’s opinion that a company can survive the near-term problems. While the Adviser’s analysis does not eliminate the occurrence of short-term equity valuation volatility, the Adviser believes that this process provides for a reasonable level of capital protection. The Fund’s portfolio typically consists of 30 to 60 long equity securities that are weighted according to the Adviser’s projected return expectations. In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company’s financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk [Text Block]	rr_RiskTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Investment and Market Risk. An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Equity Securities Risk. The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Short Sales Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding a long position in the same security. As there is no limit on how much the price of the security can increase, the Fund’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Fund.

If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions.

Risk of Investing in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees as a result of the Fund’s investments in other investment companies, such as mutual funds, ETFs, and closed-end funds. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value (“NAV”) of the shares and the listing exchange may halt trading of the ETF’s shares.

If all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment Focus Risk. To the extent the Fund invests a greater amount in any one sector or industry, such as the banking industry, the Fund’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Credit Risk. The issuer of fixed income instruments in which the Fund invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

Debt Securities Risks. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation, and monetary policy, such as interest rate changes by the Federal Reserve. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and may be subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Fund’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the amount of payments that it is contractually entitled to receive). The Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The Fund’s use of derivatives also may be limited by the requirements for taxation of the Fund as a regulated investment company.

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Fund. Further, exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Options. If the Fund sells (writes) a put option, there is risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells (writes) a call option, there is risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may subject the Fund to special tax rules, the effect of which may have adverse tax consequences for the Fund, which in turn may result in adverse tax consequences for the Fund’s shareholders.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of the Russell 3000® Value Total Return Index and a blended index, the 70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to November 5, 2021 are those of the Class A, Class C, and Institutional Class shares of the Predecessor Fund. Class A, Class C, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Class C, and Class I shares of the Fund, respectively, after the close of business on November 5, 2021. Class A, Class C, and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. Performance for Class A Shares has been restated to reflect the Fund’s applicable sales charge.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://www.EasterlyFunds.com/funds/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of the Russell 3000® Value Total Return Index and a blended index, the 70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 999-2636
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.EasterlyFunds.com/funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q4 2020	22.20%
Worst Quarter:	Q1 2020	-25.94%
		Class I performance year-to-date ended March 31, 2023: 0.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I performance year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Easterly Snow Long/Short Opportunity Fund | Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.98%)
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	10.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.89%)	[5]
Easterly Snow Long/Short Opportunity Fund | 70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.81%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.31%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.53%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.37%)	[6],[7]
Easterly Snow Long/Short Opportunity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
Easterly Snow Long/Short Opportunity Fund | Investment And Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment and Market Risk. An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Easterly Snow Long/Short Opportunity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Easterly Snow Long/Short Opportunity Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Easterly Snow Long/Short Opportunity Fund | Investment Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Focus Risk. To the extent the Fund invests a greater amount in any one sector or industry, such as the banking industry, the Fund’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Easterly Snow Long/Short Opportunity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Easterly Snow Long/Short Opportunity Fund | Risk Of Investing In Other Investment Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees as a result of the Fund’s investments in other investment companies, such as mutual funds, ETFs, and closed-end funds. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value (“NAV”) of the shares and the listing exchange may halt trading of the ETF’s shares.

If all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Easterly Snow Long/Short Opportunity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Easterly Snow Long/Short Opportunity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Easterly Snow Long/Short Opportunity Fund | Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Easterly Snow Long/Short Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Easterly Snow Long/Short Opportunity Fund | Short Sales Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sales Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding a long position in the same security. As there is no limit on how much the price of the security can increase, the Fund’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Fund.

If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions.

Easterly Snow Long/Short Opportunity Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Easterly Snow Long/Short Opportunity Fund | Medium And Small Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Easterly Snow Long/Short Opportunity Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The issuer of fixed income instruments in which the Fund invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

Easterly Snow Long/Short Opportunity Fund | Debt Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risks. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Easterly Snow Long/Short Opportunity Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation, and monetary policy, such as interest rate changes by the Federal Reserve. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes.

Easterly Snow Long/Short Opportunity Fund | High Yield Bond Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and may be subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Easterly Snow Long/Short Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Fund’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the amount of payments that it is contractually entitled to receive). The Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The Fund’s use of derivatives also may be limited by the requirements for taxation of the Fund as a regulated investment company.

Easterly Snow Long/Short Opportunity Fund | Special Risks Of Futures [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Fund. Further, exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Easterly Snow Long/Short Opportunity Fund | Special Risks Of Options [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Risks of Options. If the Fund sells (writes) a put option, there is risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells (writes) a call option, there is risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Easterly Snow Long/Short Opportunity Fund | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may subject the Fund to special tax rules, the effect of which may have adverse tax consequences for the Fund, which in turn may result in adverse tax consequences for the Fund’s shareholders.

Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[8]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,054
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,376
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	729
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,054
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,401
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,376
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.93%)
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.42%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.35%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,686
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,686
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,635
Annual Return 2013	rr_AnnualReturn2013	45.03%
Annual Return 2014	rr_AnnualReturn2014	7.16%
Annual Return 2015	rr_AnnualReturn2015	(23.24%)
Annual Return 2016	rr_AnnualReturn2016	20.26%
Annual Return 2017	rr_AnnualReturn2017	12.79%
Annual Return 2018	rr_AnnualReturn2018	(11.25%)
Annual Return 2019	rr_AnnualReturn2019	22.45%
Annual Return 2020	rr_AnnualReturn2020	1.45%
Annual Return 2021	rr_AnnualReturn2021	26.18%
Annual Return 2022	rr_AnnualReturn2022	(3.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNORX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	408
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,615
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2021

[1]	The Russell 2000® Value Total Return Index performance for the life of Class R6 shares is -15.28%.
[2]	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”
[3]	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.50%, 2.25%, 1.25%, and 1.00%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through June 30, 2024. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.
[4]	Class R6 of the Fund commenced operations on November 4, 2021.
[5]	Russell 3000® Value Total Return Index performance for the life of Class R6 shares is -5.89%.
[6]	The 70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index consists of 70% Russell 3000® Value Total Return Index and 30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index. The Russell 3000® Value Total Return Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. The ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
[7]	70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index performance for the life of Class R6 shares is -3.37%.
[8]	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”
[9]	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.55%, 2.30%, 1.30%, and 1.00%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through June 30, 2024. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.
[10]	Class R6 of the Fund commenced operations on November 4, 2021.